SHARE CAPITAL (Details 3) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.54%	1.77%	1.25%
Expected life of options in years	4.45	4.4	4.4
Expected volatility	132.75%	135.71%	133.55%
Expected dividend yield	0.00%	0.00%	0.00%